Other Gain (Loss)	12 Months Ended
Dec. 31, 2021
Other Gain (Loss) [Abstract]
Other (Loss) Gain

14.	OTHER LOSS
Other loss recorded in net (loss) earnings for the years ended:

	December 31,	December 31,
	2021	2020
Unrealized gain on non-hedging derivatives	$0.4	$0.7
Loss on disposal of assets	(1.5)	(1.0)
Severance costs related to Turkish Projects	(0.9)	—
Turkish Projects holding costs and arbitration costs	(1.6)	—
Reduction of obligation to renounce flow-through exploration expenditures	—	1.0
Gain on sale of non-core royalties	—	0.6
Other	(3.6)	(5.0)
	($7.2)	($3.7)